Reconciliation of Total Liability for Environmental Rehabilitation (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
Asset Retirement Obligation, Opening balance
Opening balance	$ 275.7	$ 324.4	$ 236.9
Addition to liabilities	12.3	18.7	11.9
Liabilities settled	(2.1)	(1.7)	(4.3)
Accretion of liability	10.9	24.9	19.3	13.9
Foreign currency translation adjustment	27.6	(29.4)	11.9
Asset Retirement Obligation, Balance at close	$ 324.4	$ 336.9	$ 275.7	$ 236.9